Covered Assets and Indemnification Asset (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 13, 2013	Dec. 31, 2013
Covered assets and indemnification asset
Allowance for covered loans		$ (1,061)
Total covered loans, net of allowance		1,005,308
Acquired loans
Covered assets and indemnification asset
Carryover of the allowance for loan losses recorded		0
Covered loans
Covered assets and indemnification asset
Total covered loans		1,006,369
Allowance for covered loans		(1,061)
Total covered loans, net of allowance		1,005,308
Covered loans | Commercial and Industrial
Covered assets and indemnification asset
Total covered loans		66,943
Covered loans | Real estate
Covered assets and indemnification asset
Total covered loans		787,982
Covered loans | Construction and Land Development
Covered assets and indemnification asset
Total covered loans		151,444
Covered loans | Acquired loans
Covered assets and indemnification asset
Fair value of loans acquired	1,100,000
Carryover of the allowance for loan losses recorded	0
Bank | FNB
Covered assets and indemnification asset
Period for which payment is required to be made to the FDIC of true-up amount		10 years
Fair value of loans acquired	1,159,467
Carryover of the allowance for loan losses recorded	0
Bank | FNB | Commercial and Industrial
Covered assets and indemnification asset
Fair value of loans acquired	95,625
Bank | FNB | Real estate
Covered assets and indemnification asset
Fair value of loans acquired	854,217
Bank | FNB | Construction and Land Development
Covered assets and indemnification asset
Fair value of loans acquired	184,916
Bank | FNB | Consumer
Covered assets and indemnification asset
Fair value of loans acquired	$ 24,709